3. DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Discontinued Operations Details 1
Revenues	$ 2,356	$ 66,833	$ 5,194	$ 132,759
Income (loss) from discontinued operations	(1,500)	4,362	(1,455)	12,252
Income tax provision (benefit)	(665)	1,375	(248)	3,537
Income (loss) from discontinued operation, net of income tax	$ (835)	$ 2,987	$ (1,207)	$ 8,715